Annual Fund Operating Expenses - Class T - DWS Multi-Asset Moderate Allocation Fund - Class T	Dec. 01, 2021
Operating Expenses:
Management fee	0.11%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.85%	[1]
Acquired funds fees and expenses	0.48%
Total annual fund operating expenses	1.69%
Fee waiver/expense reimbursement	0.63%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.06%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.